Income taxes (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Deferred tax assets	R$ 1,557	R$ 13,882
Deferred tax assets and deferred tax liabilities	88	12,575
Deferred tax liabilities	(1,469)	(1,307)
Braskem [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	3,585	16,315
Deferred tax liabilities	(4,124)	(4,047)
Deferred tax assets and deferred tax liabilities	(539)	12,268
Braskem Argentina [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(1)	(1,767)
Deferred tax assets and deferred tax liabilities	(1)
Braskem America [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	588	494
Deferred tax liabilities	(1,405)	(17)
Deferred tax assets and deferred tax liabilities	(817)	(1,273)
Braskem Europe [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	19	24
Deferred tax liabilities	(15)
Deferred tax assets and deferred tax liabilities	4	7
Braskem Green [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(49)	(24)
Deferred tax assets and deferred tax liabilities	(49)	(24)
Braskem Holanda [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	2,115	355
Deferred tax liabilities	(624)	(195)
Deferred tax assets and deferred tax liabilities	1,491	160
Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	4,210	3,612
Deferred tax liabilities	(4,210)	(2,284)
Deferred tax assets and deferred tax liabilities		1,328
Braskem Mexico Servicos [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	32	14
Deferred tax assets and deferred tax liabilities	32	14
Braskem Mexico [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	61	657
Deferred tax liabilities	(73)	(654)
Deferred tax assets and deferred tax liabilities	(12)	3
Braskem Siam [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	11
Deferred tax liabilities	(10)
Deferred tax assets and deferred tax liabilities	1
B And T C [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities		(10)
Deferred tax assets and deferred tax liabilities		(10)
E R Plastic [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		5
Deferred tax assets and deferred tax liabilities		5
Terminal Quimica [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		56
Deferred tax liabilities	(50)
Deferred tax assets and deferred tax liabilities	(50)	56
Voqen [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	1	16
Deferred tax assets and deferred tax liabilities	1	16
Wise [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	29	28
Deferred tax liabilities	(2)	(3)
Deferred tax assets and deferred tax liabilities	27	25
Total [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	10,651	21,576
Deferred tax liabilities	(10,563)	(9,001)
Deferred tax assets and deferred tax liabilities	R$ 88	R$ 12,575